Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Disclosing Information Relating to Tax Expenses

in € thousand	Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020
Loss before taxes	(43,686)	(19,770)
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	(12,112)	(5,481)
Tax effect of foreign tax rates	(85)	(35)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	192	98
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	15,344	5,537
Write-down of deferred tax assets	(2,123)	0
Other	575	(120)
Tax expense for the fiscal year	1,791	0

Summary of Balances of Deferred Tax Assets and Liabilities
Balance of deferred tax assets and liabilities:

	Dec. 31, 2021		Dec. 31, 2020		Jan. 1 - Dec. 31, 2021	Jan. 1 - Dec. 31, 2020
in € thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	1	5,419	2	4,934	(486)	(2,528)
Leases	2	0	0	6	8	7
Property, plant, and equipment	101	0	42	0	59	41
Inventories	79	0	8	0	71	(44)
Provisions	110	23	22	17	82	1
Other financial and non-financial liabilities	0	22	6	0	(28)	46
Tax loss carryforwards and tax credits	3,380	0	4,877	0	(1,497)	2,477
Offsetting	(3,673)	(3,673)	(4,957)	(4,957)	0	0
Total	0	1,791	0	0	(1,791)	0